Risk/Return Detail Data - FidelitySAIMunicipalMoneyMarketFund-PRO - USD ($)			12 Months Ended								60 Months Ended	96 Months Ended
		May 30, 2026	May 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 30, 2026	May 30, 2026 [2]
FidelitySAIMunicipalMoneyMarketFund-PRO | Fidelity SAI Municipal Money Market Fund | Fidelity SAI Municipal Money Market Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.14%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.15%
Expenses (as a percentage of Assets)		0.29%
Fee Waiver or Reimbursement	[1]	(0.22%)
Net Expenses (as a percentage of Assets)		0.07%
Expense Example, with Redemption, 1 Year		$ 7
Expense Example, with Redemption, 3 Years		63
Expense Example, with Redemption, 5 Years		133
Expense Example, with Redemption, 10 Years		$ 339
Annual Return, Inception Date		Jan. 11, 2018
Average Annual Return, Label [Optional Text]			Fidelity® SAI Municipal Money Market Fund
Average Annual Return, Percent			2.66%								2.10%	1.73%
Annual Return [Percent]				2.66%	3.38%	3.40%	1.10%	0.02%	0.53%	1.44%
FidelitySAIMunicipalMoneyMarketFund-PRO | Fidelity SAI Municipal Money Market Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® SAI Municipal Money Market Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® SAI Municipal Money Market Fund seeks as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Jul. 31, 2027
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing in municipal money market securities. Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax (but may be subject to the federal alternative minimum tax). Municipal money market securities are high-quality, short-term debt securities that pay a fixed, variable, or floating interest rate, and include variable rate demand notes, commercial paper, and municipal notes. Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Potentially investing up to 20% of assets in securities subject to state and/or federal income tax. Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects. Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines). Although the fund is a money market fund, it will price and transact at a "floating" net asset value per share (NAV) that will fluctuate based on changes in the value of the fund's investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		0.46%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2024
Highest Quarterly Return		0.95%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2022
Lowest Quarterly Return		(0.02%)
Performance Table Heading		Average Annual Returns
Document Type		485BPOS
Registrant Name		Fidelity Salem Street Trust

[1]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.07% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through July 31, 2027 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[2]	A From January 11, 2018 .